TAXATION (Reconciliation of Accrued Unrecognized Tax Positions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
TAXATION
Balance at the beginning of year	¥ 65,093	$ 10,215	¥ 98,984
Changes based on tax positions related to the current year	19,766	3,102	(6,446)
Additions related to prior year tax position	8,692	1,364	2,171
Decreases related to prior year tax position	(7,580)	(1,189)	(20,304)
Decrease relating to expiration of applicable statute of limitation	(3,322)	(521)	(7,213)
Foreign currency translation	(748)	(117)	(2,099)
Balance at the end of year	¥ 81,901	$ 12,854	¥ 65,093